Income Tax - Schedule of Provision for Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Major components of tax expense (income) [abstract]
Net income (loss) before tax for the year	$ 7,757	$ (5,858)
Statutory rate	27.00%	27.00%
Income tax at statutory rates	$ 2,094	$ (1,582)
Non-deductible permanent differences and other	346	159
Change in unrecognized deferred income tax assets	(4,463)	1,408
Tax recovery for the year	$ (2,023)	$ (15)